Post-employment benefits - Summary of Pension Remeasurement Recognized in Statement Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	$ 0	$ 700	$ 223
Changes in financial assumptions	(1,908)	(903)	2,323
Experience adjustments	566	606	(186)
Total actuarial gains (losses)	(1,342)	403	2,360
Return on plan assets	1,668	(654)	(204)
Currency translation differences	1	39	(2)
Total recognized	327	(212)	2,154
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	0	700	0
Changes in financial assumptions	(1,908)	(901)	2,311
Experience adjustments	566	602	(201)
Total actuarial gains (losses)	(1,342)	401	2,110
Return on plan assets	1,668	(654)	(204)
Currency translation differences	0	37	(4)
Total recognized	326	(216)	1,902
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	0	0	223
Changes in financial assumptions	0	(2)	12
Experience adjustments	0	4	15
Total actuarial gains (losses)	0	2	250
Return on plan assets	0	0	0
Currency translation differences	1	2	2
Total recognized	$ 1	$ 4	$ 252